Schedules of Investments (unaudited)
Pax U.S. Sustainable Economy Fund	March 31, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.0%
COMMUNICATION SERVICES: 9.1%
Activision Blizzard, Inc.	1,380	$128,340
Alphabet, Inc., Class A (a)	4,145	8,549,145
Alphabet, Inc., Class C (a)	1,455	3,009,857
AT&T, Inc.	5,962	180,470
Cable One, Inc.	155	283,396
Electronic Arts, Inc.	4,539	614,444
Interpublic Group of Cos Inc., The	24,819	724,715
Lumen Technologies, Inc.	20,552	274,369
T-Mobile US, Inc. (a)	2,210	276,891
Verizon Communications, Inc.	99,212	5,769,178
ViacomCBS, Inc., Class B	74,692	3,368,609
Zynga, Inc., Class A (a)	151,944	1,551,348
		24,730,762

CONSUMER DISCRETIONARY: 6.9%
Aptiv PLC (a)	9,767	1,346,869
Best Buy Co., Inc.	16,529	1,897,694
BorgWarner, Inc.	19,394	899,106
Bright Horizons Family Solutions, Inc. (a)	2,287	392,106
Brunswick Corp.	21,657	2,065,428
DR Horton, Inc.	3,073	273,866
eBay, Inc.	14,507	888,409
Etsy, Inc. (a)	1,383	278,910
Gentex Corp.	8,000	285,360
Grand Canyon Education, Inc. (a)	11,694	1,252,427
Harley-Davidson, Inc.	7,411	297,181
Hasbro, Inc.	2,792	268,367
Home Depot, Inc., The	15,436	4,711,838
Las Vegas Sands Corp. (a)	4,439	269,714
Lear Corp.	1,590	288,188
Lowe's Cos., Inc.	4,572	869,503
MGM Resorts International	7,245	275,238
Nordstrom, Inc. (a)	7,018	265,772
NVR, Inc. (a)	61	287,367
Planet Fitness, Inc., Class A (a)	3,471	268,308
PulteGroup, Inc.	5,159	270,538
Tractor Supply Co.	793	140,424
Vail Resorts, Inc.	980	285,827
Whirlpool Corp.	1,285	283,150
Williams-Sonoma, Inc.	1,839	329,549
		18,691,139
CONSUMER STAPLES: 6.5%
Clorox Co., The	4,101	791,001
Colgate-Palmolive Co.	15,606	1,230,221
Estee Lauder Cos, Inc., The, Class A	1,516	440,929
General Mills, Inc.	28,590	1,753,139
Hershey Co., The	6,502	1,028,356
J.M. Smucker Co., The	10,560	1,336,157
Kimberly-Clark Corp.	17,453	2,426,840
Kroger Co., The	57,114	2,055,533
PepsiCo, Inc.	20,744	2,934,238
Procter & Gamble Co., The	21,803	2,952,780
Walgreens Boots Alliance, Inc.	14,606	801,869
		17,751,063
FINANCIALS: 9.3%
Affiliated Managers Group, Inc.	4,313	642,766
Aflac, Inc.	51,690	2,645,494
Allstate Corp., The	36,997	4,250,955
Ameriprise Financial, Inc.	5,268	1,224,547
Bank of New York Mellon Corp., The	24,601	1,163,381
FactSet Research Systems, Inc.	376	116,030
Hartford Financial Services Group, Inc., The	20,245	1,352,164
Huntington Bancshares, Inc.	16,806	264,190
Loews Corp.	5,142	263,682
LPL Financial Holdings, Inc.	13,677	1,944,322
MarketAxess Holdings, Inc.	1,093	544,227
MetLife, Inc.	71,798	4,364,600
Morningstar, Inc.	7,488	1,685,100
PNC Financial Services Group, Inc., The	1,958	343,453
Progressive Corp., The	11,665	1,115,291
Unum Group	125,405	3,490,021
		25,410,223

HEALTH CARE: 16.2%
AbbVie, Inc.	23,324	2,524,123
Agilent Technologies, Inc.	17,133	2,178,290
Amgen, Inc.	8,426	2,096,473
Anthem, Inc.	2,906	1,043,109
Baxter International, Inc.	3,162	266,683
Bio-Rad Laboratories, Inc., Class A (a)	1,206	688,831
Bristol-Myers Squibb Co.	37,742	2,382,652
Cerner Corp.	25,169	1,809,148
Charles River Laboratories International, Inc. (a)	976	282,874
CVS Health Corp.	33,778	2,541,119
DaVita, Inc. (a)	3,966	427,416
Eli Lilly & Co.	13,717	2,562,610
HCA Healthcare, Inc.	22,950	4,322,402
Hill-Rom Holdings, Inc.	1,627	179,751
Hologic, Inc. (a)	3,725	277,066
Humana, Inc.	700	293,475
IDEXX Laboratories, Inc. (a)	592	289,672
Illumina, Inc. (a)	1,981	760,823
Johnson & Johnson	36,026	5,920,872
Merck & Co., Inc.	24,023	1,851,933
Mettler-Toledo International, Inc. (a)	295	340,929
Thermo Fisher Scientific, Inc.	11,488	5,242,893
West Pharmaceutical Services, Inc.	4,437	1,250,258
Zoetis, Inc.	29,216	4,600,936
		44,134,338
INDUSTRIALS: 9.2%
Acuity Brands, Inc.	1,967	324,555
Allegion PLC	2,182	274,103
Booz Allen Hamilton Holding Corp.	2,475	199,312
C.H. Robinson Worldwide, Inc.	8,868	846,273
CSX Corp.	2,788	268,819
Cummins, Inc.	7,258	1,880,620
Eaton Corp PLC	12,838	1,775,239
Emerson Electric Co.	11,071	998,826
Expeditors International of Washington, Inc.	1,313	141,397
FedEx Corp.	987	280,347
Fortune Brands Home & Security, Inc.	2,880	275,962
Graco, Inc.	3,745	268,217
Hexcel Corp. (a)	4,749	265,944
Hubbell, Inc.	1,498	279,961
IDEX Corp.	1,392	291,373
Illinois Tool Works, Inc.	1,190	263,609
Johnson Controls International PLC	25,995	1,551,122
Kansas City Southern	1,096	289,256
Landstar System, Inc.	159	26,245
Macquarie Infrastructure Corp.	8,570	272,612
Norfolk Southern Corp.	991	266,103
Old Dominion Freight Line, Inc.	4,756	1,143,390
Owens Corning	2,954	272,034
Regal Beloit Corp.	1,829	260,962
Robert Half International, Inc.	9,666	754,625
Rockwell Automation, Inc.	4,670	1,239,605
Sensata Technologies Holding, PLC (a)	4,538	262,977
Trane Technologies PLC	8,713	1,442,524
Union Pacific Corp.	1,291	284,549
United Parcel Service, Inc., Class B	13,851	2,354,531
United Rentals, Inc. (a)	3,450	1,136,120
W.W. Grainger, Inc.	844	338,385
Waste Management, Inc.	34,130	4,403,452
		24,933,049

INFORMATION TECHNOLOGY: 31.5% (b)
Accenture PLC, Class A	6,573	1,815,791
Adobe, Inc. (a)	1,611	765,821
Advanced Micro Devices, Inc. (a)	3,494	274,279
ANSYS, Inc. (a)	3,607	1,224,793
Apple, Inc.	113,393	13,850,955
Applied Materials, Inc.	22,713	3,034,457
Autodesk, Inc. (a)	6,431	1,782,352
Cadence Design Systems, Inc. (a)	10,226	1,400,860
Cisco Systems, Inc.	33,256	1,719,668
Citrix Systems, Inc.	7,417	1,041,050
Cognex Corp.	3,357	278,597
Coherent, Inc. (a)	1,034	261,488
Corning, Inc.	6,267	272,677
Dell Technologies, Inc., Class C (a)	3,458	304,823
DocuSign,Inc. (a)	7,021	1,421,401
F5 Networks, Inc. (a)	146	30,459
First Solar, Inc. (a)	3,221	281,193
HP, Inc.	48,904	1,552,702
HubSpot, Inc. (a)	5,338	2,424,573
IBM	11,809	1,573,667
Intel Corp.	59,927	3,835,328
Intuit, Inc.	2,013	771,100
Keysight Technologies, Inc. (a)	3,469	497,455
Lam Research Corp.	7,820	4,654,777
MasterCard, Inc., Class A	10,919	3,887,710
Maxim Integrated Products, Inc.	12,365	1,129,790
Microsoft Corp.	51,834	12,220,901
National Instruments Corp.	6,204	267,920
Nuance Communications, Inc. (a)	37,879	1,653,040
NVIDIA Corp.	11,987	6,400,218
ON Semiconductor Corp. (a)	7,325	304,793
PayPal Holdings Inc (a)	1,921	466,496
PTC, Inc. (a)	3,175	437,039
QUALCOMM, Inc.	2,066	273,931
salesforce.com, Inc. (a)	8,932	1,892,423
ServiceNow, Inc. (a)	5,081	2,541,059
Splunk, Inc. (a)	2,072	280,715
Synopsys, Inc. (a)	5,644	1,398,470
Texas Instruments, Inc.	21,407	4,045,708
Trimble, Inc. (a)	3,658	284,556
Universal Display Corp.	1,235	292,411
Visa, Inc., Class A	7,542	1,596,868
VMware, Inc., Class A (a)	5,884	885,248
Western Digital Corp.	4,050	270,338
Zscaler, Inc. (a)	431	73,990
		85,673,890
MATERIALS: 5.7%
Air Products & Chemicals, Inc.	4,125	1,160,528
Amcor PLC	22,881	267,250
Axalta Coating Systems, Ltd. (a)	9,146	270,539
Celanese Corp.	1,802	269,958
Chemours Co., The	9,744	271,955
Eastman Chemical Co.	3,580	394,230
Ecolab, Inc.	13,907	2,977,070
Graphic Packaging Holding Co.	16,798	305,052
International Flavors & Fragrances, Inc.	19,056	2,660,407
International Paper Co.	4,953	267,809
Linde PLC	14,492	4,059,788
Martin Marietta Materials, Inc.	796	267,313
Packaging Corp of America	2,081	279,853
PPG Industries, Inc.	9,107	1,368,418
Sherwin-Williams Co., The	396	292,252
Sonoco Products Co.	255	16,142
WestRock Co.	5,034	262,020
		15,390,584

REAL ESTATE: 2.8%
Boston Properties, Inc., REIT	3,218	325,855
CBRE Group, Inc., Class A (a)	44,538	3,523,400
Equinix, Inc., REIT	1,669	1,134,236
Equity Residential, REIT	3,779	270,690
Healthpeak Properties, Inc., REIT	8,453	268,298
Host Hotels & Resorts, Inc., REIT	15,722	264,916
Omega Healthcare Investors, Inc., REIT	1,109	40,623
Park Hotels & Resorts, Inc., REIT	12,320	265,866
Rayonier, Inc., REIT	8,365	269,771
Simon Property Group, Inc., REIT	2,894	329,250
UDR, Inc., REIT	6,049	265,309
Ventas, Inc., REIT	4,941	263,553
Welltower, Inc., REIT	3,751	268,684
Weyerhaeuser Co., REIT	7,700	274,120
		7,764,571
UTILITIES: 1.8%
American Water Works Co., Inc.	28,856	4,326,092
Avangrid, Inc.	5,510	274,453
Edison International	4,454	261,004
		4,861,549

TOTAL COMMON STOCKS		269,341,168
(Cost $164,200,974)

MONEY MARKET: 1.0%
State Street Institutional U.S. Government Money Market Fund, 0.040% (c)(d)	2,693,226	2,693,226
(Cost $2,693,226)

TOTAL INVESTMENTS: 100.0%		272,034,394
(Cost $166,894,200)

OTHER ASSETS AND LIABILITIES - (NET): 0.0% (e)		(2,816)

Net Assets: 100.0%		$272,031,578

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%.

REIT - Real Estate Investment Trust

March 31, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,173,410,969	$-	$-	$1,173,410,969
Cash Equivalents	36,356,053	-	-	36,356,053
Total	$1,209,767,022	$-	$-	$1,209,767,022
Small Cap
Common Stocks	$552,163,371	$-	$-	$552,163,371
Cash Equivalents	26,033,474	-	-	26,033,474
Total	$578,196,845	$-	$-	$578,196,845
Global Opportunities
Common Stocks	$63,002,877	$42,919,907	$-	$105,922,784
Cash Equivalents	1,255,454	-	-	1,255,454
Total	$64,258,331	$42,919,907	$-	$107,178,238
Global Environmental Markets
Common Stocks	$1,159,764,103	$826,396,935	$-	$1,986,161,038
Cash Equivalents	70,164,216	-	-	70,164,216
Total	$1,229,928,319	$826,396,935	$-	$2,056,325,254
Global Women’s Leadership
Common Stocks	$599,459,192	$217,815,568	$-	$817,274,760
Preferred Stocks	-	710,081	-	710,081
Rights	1,888	-	-	1,888
Cash Equivalents	3,479,146	-	-	3,479,146
Total	$602,940,226	$218,525,649	$-	$821,465,875
Global Sustainable Infrastructure
Common Stocks	$44,945,039	$50,120,345	$-	$95,065,384
Closed-End Funds	240,520	-	-	240,520
Cash Equivalents	16,608,898	-	-	16,608,898
Total	$61,794,457	$50,120,345	$-	$111,914,802
U.S. Sustainable Economy
Common Stocks	$269,341,168	$-	$-	$269,341,168
Cash Equivalents	2,693,226	-	-	2,693,226
Total	$272,034,394	$-	$-	$272,034,394
Int'l Sustainable Economy
Common Stocks	$2,164,557	$733,578,155	$-	$735,742,712
Preferred Stocks	-	1,890,690	-	1,890,690
Rights	17,444	-	-	17,444
Cash Equivalents	2,961,839	-	-	2,961,839
Total	$5,143,840	$735,468,845	$-	$740,612,685

Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	292,172,807	-	292,172,807
U.S. Gov't Agency Bonds	-	8,748,241	-	8,748,241
Supranational Bonds	-	87,573,421	-	87,573,421
Municipal Bonds	-	10,051,212	-	10,051,212
U.S. Treasury Notes	-	97,640,613	-	97,640,613
Asset-Backed Securities	-	58,957,739	-	58,957,739
Mortgage-Backed Securities	-	186,406,655	-	186,406,655
Medium Term Certificates of Deposit	-	258,638	-	258,638
Cash Equivalents	38,555,563	253,364	-	38,808,927
Total	$38,555,563	$742,062,690	$293,185	$780,911,438
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	0	-	0
Preferred Stocks	-	2,915,800	0	2,915,800
Corporate Bonds	-	502,823,274	-	502,823,274
Loans	-	11,218,746	-	11,218,746
Medium Term Certificates of Deposit	-	100,622	-	100,622
Cash Equivalents	18,746,040	905,382	-	19,651,422
Total	$18,746,040	$517,963,824	$500,813	$537,210,677
Sustainable Allocation
Affiliated Investment Companies	$2,183,374,633	$-	$-	$2,183,374,633
Cash Equivalents	128,008,467	-	-	128,008,467
Total	$2,311,383,100	$-	$-	$2,311,383,100

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 3/31/2021	Value at 12/31/20	Dividend Income	Realized Gains/ Losses[1]	Unrealized Appreciation/ Depreciation	Value at 03/31/21
Sustainable Allocation
Large Cap	74,122,950	-	-	74,122,950	$893,181,549	$-	$-	$83,758,934	$976,940,481
Small Cap	3,935,579	231,348	-	4,166,927	62,929,908	-	-	8,866,487	75,796,395
Global Opportunities	2,572,091	1,196,455	-	3,768,546	37,784,018	-	-	141,207	55,925,225
Global Environmental Markets	2,180,751	456,204	-	2,636,955	46,297,333	-	-	2,506,761	58,804,094
Global Women's Leadership	1,533,441	318,269	-	1,851,710	46,769,952	-	-	2,114,415	58,884,368
Global Sustainable Infrastructure	8,320,411	-	3,465,629	4,854,782	118,233,034	-	-	(8,447,436)	74,375,258
International Sustainable Economy	15,860,899	-	-	15,860,899	160,829,518	-	-	3,806,616	164,636,134
Core Bond	66,559,119	2,004,834	-	68,563,953	702,864,297	3,016,510	-	(25,899,766)	697,981,041
High Yield	-	2,920,064	-	2,920,064	-	2,397	-	29,240	20,031,637
Total					$2,068,889,609	$3,018,907	$-	$66,876,457	$2,183,374,633

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.